SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Consumables and spare parts	$ 412,971	[1]	$ 296,611	[1]	$ 248,367
Operational Advance in Indonesian Rupiah	301,998		138,416
Prepaid taxes	288,007		154,736		75,534
Prepaid to Vendor	246,882
Prepaid Business Insurance	90,377		21,597
Others	57,965		94,576
Prepaid expenses and advances			254,589		94,683
Other assets -current	1,398,200		705,936		418,584
Durable spare parts	350,668	[1]	328,006	[1]	249,588
Deposit and others	316,314		254,608		262,517
Other assets –non current	$ 666,982		$ 582,614		$ 512,105

[1]	The balances include durable spare parts, consumable chemicals and replacement parts. Where there is evidence that the utility of these assets, in their disposal in the ordinary course of business, will be less than cost due to physical deterioration, obsolescence, changes in price levels, or other causes, these assets are written down to their net realizable value. For the six months ended June 30, 2021 and 2020, there were no other assets write-downs.